                                                                    May 24, 2018


                   PIONEER MULTI-ASSET ULTRASHORT INCOME FUND


           SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED AUGUST 1, 2017


FUND SUMMARY
Effective June 8, 2018, the following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Jonathan Sharkey, Senior Vice President of
                       Amundi Pioneer (portfolio manager of the fund
                       since 2011); Seth Roman, Vice President of
                       Amundi Pioneer (portfolio manager of the fund
                       since 2011); Nicolas Pauwels, Vice President
                       of Amundi Pioneer (portfolio manager of the
                       fund since June 2018); and Noah Funderburk,
                       Vice President of Amundi Pioneer (portfolio
                       manager of the fund since June 2018).

                                                                   31039-00-0518
                                (Copyright)2018 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                                    May 24, 2018


                   PIONEER MULTI-ASSET ULTRASHORT INCOME FUND


               SUPPLEMENT TO THE PROSPECTUS DATED AUGUST 1, 2017


FUND SUMMARY
Effective June 8, 2018, the following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Jonathan Sharkey, Senior Vice President of
                       Amundi Pioneer (portfolio manager of the fund
                       since 2011); Seth Roman, Vice President of
                       Amundi Pioneer (portfolio manager of the fund
                       since 2011); Nicolas Pauwels, Vice President
                       of Amundi Pioneer (portfolio manager of the
                       fund since June 2018); and Noah Funderburk,
                       Vice President of Amundi Pioneer (portfolio
                       manager of the fund since June 2018).

MANAGEMENT
Effective June 8, 2018, the following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":

Day-to-day management of the fund's portfolio is the responsibility of Jonathan Sharkey, Seth Roman, Nicolas Pauwels and Noah Funderburk. The portfolio managers are supported by the fixed income team. Members of this team manage other Pioneer funds investing primarily in fixed income securities. The portfolio managers and the team also may draw upon the research and investment management expertise of one or more of Amundi Pioneer's affiliates.

Mr. Sharkey, Senior Vice President of Amundi Pioneer, joined Amundi Pioneer in 2006. Mr. Sharkey has served as a portfolio manager of the fund since 2011.

Mr. Roman, Vice President of Amundi Pioneer, joined Amundi Pioneer in 2006. Mr. Roman has served as a portfolio manager of the fund since 2011.

Mr. Pauwels, Vice President of Amundi Pioneer, joined Amundi Pioneer in 2006. Mr. Pauwels has served as a portfolio manager of the fund since June 2018.

Mr. Funderburk, Vice President of Amundi Pioneer, joined Amundi Pioneer in 2008. Mr. Funderburk has served as a portfolio manager of the fund since June 2018.































                                                                   31038-00-0518
                                (Copyright)2018 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC